Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Entity Registrant Name	WEIBO Corp
Entity Central Index Key	0001595761
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	109,155,101
Class B ordinary shares
Entity Common Stock, Shares Outstanding	108,921,106
Ordinary Shares
Entity Common Stock, Shares Outstanding	218,076,207